Average Annual Total Returns - Victory US 500 Enhanced Volatility Wtd Index Fund	Class A 1 Year	Class A 5 Years	Class A Life of Class		Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions Life of Class		Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares Life of Class		Class C 1 Year	Class C 5 Years	Class C Life of Class		Class I 1 Year	Class I 5 Years	Class I Life of Class		S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes.) Life of Class	Nasdaq Victory US Large Cap 500 Long/Cash Vol.Wtd Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Nasdaq Victory US Large Cap 500 Long/Cash Vol.Wtd Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Nasdaq Victory US Large Cap 500 Long/Cash Vol.Wtd Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	12.17%	11.19%	12.12%	[1]	8.88%	8.57%	10.02%	[1]	8.64%	8.40%	9.41%	[1]	17.03%	11.67%	12.08%	[1]	19.21%	12.80%	13.20%	[1]	18.40%	15.22%	15.38%	20.18%	13.66%	11.72%

[1]	Inception date of the Fund is November 20, 2012.